Share-based payments - Share-Based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (23)	$ (21)	$ (50)	$ (52)
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	23	21	50	52
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(8)	(8)	(16)	(15)
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	8	8	16	15
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(13)	(11)	(29)	(31)
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	13	11	29	31
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(2)	(2)	(5)	(6)
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 2	$ 2	$ 5	$ 6